Prospectus Supplement

May 11, 2010

The Universal Institutional Funds, Inc.

Supplement dated
May 11, 2010 to The
Universal Institutional
Funds, Inc.
Prospectus dated
April 30, 2010 of:

Value Portfolio (Class I)

On May 11, 2010, Class I shareholders of Value Portfolio (a "Portfolio" of The Universal Institutional Funds, Inc.) approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). This combination is referred to herein as the "Reorganization." Pursuant to the Plan, shareholders of the Portfolio will become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of the Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

Prospectus Supplement

May 11, 2010

The Universal Institutional Funds, Inc.

Supplement dated May 11, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

U.S. Mid Cap Value Portfolio (Class I)

On May 11, 2010, Class I shareholders of U.S. Mid Cap Value Portfolio (a "Portfolio" of The Universal Institutional Funds, Inc.) approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). This combination is referred to herein as the "Reorganization." Pursuant to the Plan, shareholders of the Portfolio will become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of the Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

Prospectus Supplement

May 11, 2010

The Universal Institutional Funds, Inc.

Supplement dated May 11, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

Global Value Equity Portfolio (Class I)

On May 11, 2010, Class I shareholders of Global Value Equity Portfolio (a "Portfolio" of The Universal Institutional Funds, Inc.) approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). This combination is referred to herein as the "Reorganization." Pursuant to the Plan, shareholders of the Portfolio will become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of the Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

Prospectus Supplement

May 11, 2010

The Universal Institutional Funds, Inc.

Supplement dated May 11, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

High Yield Portfolio (Class I)

On May 11, 2010, Class I shareholders of High Yield Portfolio (a "Portfolio" of The Universal Institutional Funds, Inc.) approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). This combination is referred to herein as the "Reorganization." Pursuant to the Plan, shareholders of the Portfolio will become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of the Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

Prospectus Supplement

May 11, 2010

The Universal Institutional Funds, Inc.

Supplement dated May 11, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

U.S. Mid Cap Value Portfolio (Class II)

On May 11, 2010, Class II shareholders of U.S. Mid Cap Value Portfolio (a "Portfolio" of The Universal Institutional Funds, Inc.) approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). This combination is referred to herein as the "Reorganization." Pursuant to the Plan, shareholders of the Portfolio will become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of the Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

Prospectus Supplement

May 11, 2010

The Universal Institutional Funds, Inc.

Supplement dated May 11, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

Equity and Income Portfolio (Class II)

On May 11, 2010, Class II shareholders of Equity and Income Portfolio (a "Portfolio" of The Universal Institutional Funds, Inc.) approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). This combination is referred to herein as the "Reorganization." Pursuant to the Plan, shareholders of the Portfolio will become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of the Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

Prospectus Supplement

May 11, 2010

The Universal Institutional Funds, Inc.

Supplement dated May 11, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

International Growth Equity Portfolio (Class II)

On May 11, 2010, Class II shareholders of International Growth Equity Portfolio (a "Portfolio" of The Universal Institutional Funds, Inc.) approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). This combination is referred to herein as the "Reorganization." Pursuant to the Plan, shareholders of the Portfolio will become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of the Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.